INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES
	December 31,
	2011	2010

Raw materials	$189	$135
Finished goods	3,831	4,990

	$4,020	$5,125